Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net income (loss)	$ (24,673)	$ 10,701
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,902	3,035
Fair value of warrants deducted from revenues	12,521	9,711
Share-based compensation	10,779	6,899
Amortization of premium and accretion of discount on marketable securities, net	1,012	(1,298)
Realized gain on sale and redemption of marketable securities	10
Change in operating assets and liabilities:
Trade receivables, net	(9,004)	(11,085)
Other accounts receivables and prepaid expenses	(1,791)	(1,513)
Inventory	(23,852)	(526)
Operating leases right-of-use assets and liabilities, net	(2,857)	(519)
Deferred taxes	(2,416)	245
Deposits and other long-term assets	(1,321)	(131)
Trade payables	(11,920)	(2,417)
Employees and payroll accruals	(6,834)	2,104
Deferred revenues and advances from customers	(4,114)	(11,401)
Other payables and accrued expenses	3,440	5,676
Accrued severance pay, net	(292)	49
Other long-term liabilities	729	800
Loss from sale and disposal of property plant and Equipment	41
Net cash provided by (used in) operating activities	(54,640)	10,330
Purchase of property, plant and equipment	(9,447)	(5,555)
Investing in equity securities	(354)
Acquisition of intangible assets	(133)
Proceeds from sale of property, plant and equipment	55
Cash paid in connection with acquisition, net of cash acquired	(14,654)
Investment in bank deposits	(250,895)	(10,132)
Proceeds from sales and redemption of marketable securities	1,945
Proceeds from maturity of marketable securities	17,422	2,050
Investment in marketable securities	(103,897)	(30,510)
Net cash used in investing activities	(359,958)	(44,147)
Exercise of employee stock options	340	1,754
Payments related to shares withheld for taxes	(682)	(1,146)
Net cash provided by (used in) financing activities	(342)	608
Decrease in cash and cash equivalents	(414,940)	(33,209)
Cash and cash equivalents at the beginning of the period	611,551	125,777
Cash and cash equivalents at the end of the period	196,611	92,568
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property, plant and equipment acquired in credit	1,823	2,678
Inventory transferred to be used as property and equipment	$ 1,289	$ 463